Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Income taxes [Line Items]
Assessable profits (in Dollars)							$ 2,000,000	$ 2,000,000
Provision of income tax expenses (in Dollars)	$ 1,182,352	$ 850,633	$ 2,478,882
Wing Yip [Member]
Income taxes [Line Items]
Provision of income tax expenses (in Dollars)
HNTE [Member]
Income taxes [Line Items]
Income tax rate	15.00%
Wing Yip GD [Member]
Income taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%	25.00%	15.00%	15.00%	15.00%
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate							16.50%	8.25%
Assessable profits (in Dollars)							$ 2,000,000	$ 2,000,000
China [Member]
Income taxes [Line Items]
Income tax rate	25.00%